Average Annual Total Returns	12 Months Ended	27 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	18.81%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	25.08%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.58%	16.70%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.89%	23.72%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	21.47%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	25.92%
Brandes U.S. Small-Mid Cap Value ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.65%	16.92%
Performance Inception Date		Oct. 04, 2023
Brandes U.S. Small-Mid Cap Value ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	16.40%
Brandes U.S. Small-Mid Cap Value ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	12.92%
Brandes U.S. Value ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.36%	20.12%
Performance Inception Date		Oct. 04, 2023
Brandes U.S. Value ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.59%	19.41%
Brandes U.S. Value ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.25%	15.37%
Brandes International ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.61%	26.18%
Performance Inception Date		Oct. 04, 2023
Brandes International ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	36.28%	25.02%
Brandes International ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.21%	19.98%